UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23112

JANUS DETROIT STREET TRUST

(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206-4805

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Byron Hittle 151 Detroit Street Denver, Colorado 80206-4805	Eric S. Purple Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, District of Columbia 20036

Registrant’s telephone number, including area code: 303-333-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

Item 1: Reports to Shareholders.

SEMIANNUAL REPORT

April 30, 2016

Janus Small Cap Growth Alpha ETF

Janus Detroit Street Trust

Janus Small Cap Growth Alpha ETF (unaudited)

INVESTMENT OBJECTIVE

Janus Small Cap Growth Alpha ETF seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Small Cap Growth Alpha Index. It pursues its investment objective by using a passive index-based approach, normally investing at least 80% of its net assets in securities that comprise its underlying index.

Janus Small Cap Growth Alpha ETF began investment operations on February 23, 2016. The information provided for Janus Small Cap Growth Alpha ETF reflects investment activity for the period February 23, 2016 to April 30, 2016.

Janus Detroit Street Trust ½ 1

Janus Small Cap Growth Alpha ETF (unaudited)

Fund At A Glance

April 30, 2016

5 Largest Equity Holdings – (% of Net Assets)
AMERCO
Road & Rail	2.9%
Arista Networks, Inc.
Communications Equipment	2.8%
Syntel, Inc.
IT Services	2.7%
Cantel Medical Corp.
Health Care Equipment & Supplies	2.4%
Ubiquiti Networks, Inc.
Communications Equipment	2.3%

13.1%

Sector Allocation – (% of Net Assets)
Consumer, Non-cyclical	27.6%
Industrial	18.0%
Technology	15.9%
Communications	11.9%
Financial	11.2%
Consumer, Cyclical	11.1%
Basic Materials	2.3%
Energy	1.9%
Investment Companies	0.1%

100.0%

2 ½ APRIL 30, 2016

Janus Small Cap Growth Alpha ETF (unaudited)

Performance

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Cumulative Total Return for the period ended April 30, 2016
Since Fund Inception
Janus Small Cap Growth Alpha ETF – NAV*	6.95%
Janus Small Cap Growth Alpha ETF – Market Price*	6.95%
Janus Small Cap Growth Alpha Index*	7.07%
Russell 2000® Growth Index	11.16%

The estimated annual gross expense ratio per the prospectus dated February 22, 2016 is 0.50%.

*	The Fund’s inception date is February 23, 2016. The inception date of Janus Small Cap Growth Alpha Index is December 31, 2015.

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 877.33JANUS (52687) or visit janus.com/ETFs.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.

There are risks involved with investing, including possible loss of principal. Performance depends upon the investment performance of the underlying index in which it invests. Smaller capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid than larger capitalization companies.

There is no assurance that the rules-based proprietary index methodology will select securities that individually, or in the aggregate, outperform the broader small-capitalization universes.

The ETF is new and has less than one year of operating history.

Janus Small Cap Growth Alpha Index (JSMLID) seeks to select companies that are poised for Smart GrowthTM , and is intended to deliver risk-adjusted outperformance relative to a market cap weighted universe of small capitalization growth stocks. The Index replicates a portfolio consisting of stocks selected from an associated index of the Solactive Small Cap Index. The stocks in the associated index are the “Eligible Universe” for the Index. The percentage weight of each stock within each Index is determined on a quarterly basis in accordance with the Index Methodology document which can be downloaded from janus.com/etfs.

Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

One cannot invest directly in an index. Index performance does not reflect fund performance.

Janus Detroit Street Trust ½ 3

Janus Small Cap Growth Alpha ETF (unaudited)

Performance

Returns include reinvestment of dividends and capital gains.

The index provider is Janus Index and Calculation Services LLC (“Janus Index”). Janus Index maintains the indices and calculates the index levels and performance shown or discussed, but does not manage actual assets. Janus index receives compensation in connection with licensing its indices to third parties including the provision of any related data.

Janus Capital Management LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus. Holdings are subject to change.

4 ½ APRIL 30, 2016

Janus Small Cap Growth Alpha ETF (unaudited)

Disclosure of Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Actual			Hypothetical (5% return before expenses)
Beginning Account Value (2/23/16)	Ending Account Value (4/30/16)	Expenses Paid During Period (2/23/16 - 4/30/16)*	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period (11/1/15 - 4/30/16)†	Net Annualized Expense Ratio (2/23/16 - 4/30/16)
$1,000.00	$1,069.50	$0.96	$1,000.00	$1,022.38	$2.51	0.50%

*	Actual Expenses Paid During Period reflects only the inception period for the Fund (February 23, 2016 to April 30, 2016) and is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 68/366 (to reflect the period). Therefore, actual expenses shown are lower than would be expected for a six-month period.

†	Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Janus Detroit Street Trust ½ 5

Janus Small Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2016

	Shares	Value
Common Stocks – 99.9%
Aerospace & Defense – 2.2%
Astronics Corp.*	283	$10,457
HEICO Corp.	642	39,361
TASER International, Inc.*	598	10,919

		60,737
Air Freight & Logistics – 0.9%
Echo Global Logistics, Inc.*	335	7,829
Forward Air Corp.	342	15,589
Radiant Logistics, Inc.*	544	2,143

		25,561
Airlines – 1.0%
Virgin America, Inc.*	496	27,622
Auto Components – 1.4%
Dorman Products, Inc.*	303	16,298
Fox Factory Holding Corp.*	322	5,574
Gentherm, Inc.*	316	11,610
Horizon Global Corp.*	157	1,926
Strattec Security Corp.	32	1,693

		37,101
Beverages – 0.3%
Boston Beer Co., Inc. - Class A*	46	7,180
Biotechnology – 3.6%
Alder Biopharmaceuticals, Inc.*	1,014	26,922
Ardelyx, Inc.*	801	6,416
BioSpecifics Technologies Corp.*	160	5,690
Enanta Pharmaceuticals, Inc.*	438	12,789
Insys Therapeutics, Inc.*	1,668	24,169
PDL BioPharma, Inc.	3,805	14,345
REGENXBIO, Inc.*	609	6,346

		96,677
Building Products – 0.5%
CSW Industrials, Inc.*	174	5,665
Patrick Industries, Inc.*	174	7,978

		13,643
Capital Markets – 1.9%
Artisan Partners Asset Management, Inc. - Class A	184	5,945
Cohen & Steers, Inc.	214	8,404
Diamond Hill Investment Group, Inc.	16	2,804
Financial Engines, Inc.	242	7,795
HFF, Inc. - Class A	177	5,634
Houlihan Lokey, Inc.	56	1,412
Ladenburg Thalmann Financial Services, Inc.*	856	2,294
Virtu Financial, Inc. - Class A	177	3,690
Virtus Investment Partners, Inc.	39	3,050
Westwood Holdings Group, Inc.	40	2,302
WisdomTree Investments, Inc.	638	6,948

		50,278
Chemicals – 2.1%
Balchem Corp.	157	9,634
Flotek Industries, Inc.*	267	2,523
Innospec, Inc.	120	5,803
Quaker Chemical Corp.	66	5,878
Westlake Chemical Corp.	652	32,724

		56,562
Commercial Banks – 2.0%
Customers Bancorp, Inc.*	126	3,273
Eagle Bancorp, Inc.*	157	7,960

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6 ½ APRIL 30, 2016

Janus Small Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2016

	Shares	Value
Common Stocks – (continued)
Commercial Banks – (continued)
First Foundation, Inc.*	75	$1,691
First NBC Bank Holding Co.*	90	1,957
Home BancShares, Inc.	328	14,101
ServisFirst Bancshares, Inc.	122	6,012
South State Corp.	114	7,978
Texas Capital Bancshares, Inc.*	214	9,805
Triumph Bancorp, Inc.*	84	1,335

		54,112
Commercial Services & Supplies – 0.3%
Team, Inc.*	243	6,981
Communications Equipment – 5.5%
Alliance Fiber Optic Products, Inc.*	365	6,760
Arista Networks, Inc.*	1,136	75,680
Clearfield, Inc.*	288	5,345
Ubiquiti Networks, Inc.	1,745	62,157

		149,942
Computers & Peripherals – 2.2%
Cray, Inc.*	856	32,417
Super Micro Computer, Inc.*	1,005	27,044

		59,461
Construction & Engineering – 0.3%
Argan, Inc.	166	5,674
NV5 Global, Inc.*	90	2,235

		7,909
Consumer Finance – 1.2%
Credit Acceptance Corp.*	94	18,449
Enova International, Inc.*	155	1,366
First Cash Financial Services, Inc.	132	6,036
PRA Group, Inc.*	225	7,466

		33,317
Diversified Consumer Services – 0.8%
American Public Education, Inc.*	141	3,265
Grand Canyon Education, Inc.*	404	17,667

		20,932
Electrical Equipment – 1.1%
Allied Motion Technologies, Inc.	104	2,241
Generac Holdings, Inc.*	749	28,552

		30,793
Electronic Equipment & Instruments – 7.2%
Fitbit, Inc. - Class A*	1,242	22,666
Kimball Electronics, Inc.*	608	6,652
Littelfuse, Inc.	473	55,095
Mesa Laboratories, Inc.	76	7,659
Methode Electronics, Inc.	807	23,992
OSI Systems, Inc.*	418	21,272
Universal Display Corp.*	989	57,669

		195,005
Energy Equipment & Services – 0.6%
Atwood Oceanics, Inc.	104	1,005
C&J Energy Services Ltd.*	192	278
Dril-Quip, Inc.*	61	3,954
Frank’s International NV	247	4,113
RPC, Inc.	346	5,231
US Silica Holdings, Inc.	85	2,172

		16,753

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 7

Janus Small Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2016

	Shares	Value
Common Stocks – (continued)
Food & Staples Retailing – 0.5%
Natural Grocers by Vitamin Cottage, Inc.*	106	$ 1,416
PriceSmart, Inc.	144	12,462

		13,878
Food Products – 1.7%
Amplify Snack Brands, Inc.*	355	5,471
Blue Buffalo Pet Products, Inc.*	928	22,977
Inventure Foods, Inc.*	93	666
Seaboard Corp.*	6	18,018

		47,132
Health Care Equipment & Supplies – 10.1%
Anika Therapeutics, Inc.*	348	15,890
Atrion Corp.	43	17,084
Cantel Medical Corp.	966	64,712
Entellus Medical, Inc.*	434	6,311
Glaukos Corp.*	744	14,017
Globus Medical, Inc. - Class A*	1,652	41,366
Inogen, Inc.*	455	22,231
Neogen Corp.*	867	40,957
Penumbra, Inc.*	696	37,932
Vascular Solutions, Inc.*	402	14,050

		274,550
Health Care Providers & Services – 5.7%
AAC Holdings, Inc.*	518	10,666
Air Methods Corp.*	902	33,356
Diplomat Pharmacy, Inc.*	1,492	45,193
HealthEquity, Inc.*	1,334	33,550
Surgery Partners, Inc.*	1,116	18,180
US Physical Therapy, Inc.	289	14,409

		155,354
Health Care Technology – 3.2%
Computer Programs & Systems, Inc.	310	15,912
Inovalon Holdings, Inc. - Class A*	1,142	19,528
Veeva Systems, Inc. - Class A*	1,888	51,939

		87,379
Hotels, Restaurants & Leisure – 2.0%
Chuy’s Holdings, Inc.*	143	4,367
El Pollo Loco Holdings, Inc.*	333	4,392
Nathan’s Famous, Inc.*	38	1,691
Noodles & Co.*	228	2,542
Planet Fitness, Inc. - Class A*	318	4,885
Shake Shack, Inc. - Class A*	132	4,821
Texas Roadhouse, Inc.	610	24,839
Wingstop, Inc.*	249	6,210

		53,747
Household Durables – 1.6%
Bassett Furniture Industries, Inc.	95	2,804
Century Communities, Inc.*	185	3,189
GoPro, Inc. - Class A*	885	11,186
iRobot Corp.*	252	9,420
LGI Homes, Inc.*	174	4,874
Taylor Morrison Home Corp. - Class A*	278	4,003
Universal Electronics, Inc.*	126	8,368

		43,844
Insurance – 2.3%
AmTrust Financial Services, Inc.	826	20,526
Atlas Financial Holdings, Inc.*	55	966
Erie Indemnity Co. - Class A	217	20,483

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8 ½ APRIL 30, 2016

Janus Small Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2016

	Shares	Value
Common Stocks – (continued)
Insurance – (continued)
HCI Group, Inc.	51	$ 1,528
Heritage Insurance Holdings, Inc.	141	1,874
National General Holdings Corp.	508	10,257
Patriot National, Inc.*	131	1,090
United Insurance Holdings Corp.	100	1,631
Universal Insurance Holdings, Inc.	163	2,870

		61,225
Internet Software & Services – 3.1%
NIC, Inc.	1,381	24,457
Shutterstock, Inc.*	742	30,437
Stamps.com, Inc.*	352	28,991

		83,885
IT Services – 8.2%
Blackhawk Network Holdings, Inc.*	1,149	36,918
Cardtronics, Inc.*	950	37,449
Datalink Corp.*	476	3,822
Luxoft Holding, Inc.*	411	23,760
NeuStar, Inc. - Class A*	1,115	26,191
Syntel, Inc.*	1,698	72,216
Virtusa Corp.*	630	22,390

		222,746
Leisure Equipment & Products – 0.2%
Malibu Boats, Inc. - Class A*	155	2,728
MCBC Holdings, Inc.*	165	2,214

		4,942
Machinery – 2.0%
Alamo Group, Inc.	127	7,168
Greenbrier Cos., Inc.	321	9,627
Hyster-Yale Materials Handling, Inc.	138	8,452
Proto Labs, Inc.*	293	17,530
Tennant Co.	197	10,522

		53,299
Media – 2.2%
Cable One, Inc.	51	23,407
Crown Media Holdings, Inc. - Class A*	3,130	15,869
Gannett Co., Inc.	1,001	16,867
Tribune Publishing Co.	228	2,583

		58,726
Oil, Gas & Consumable Fuels – 1.3%
Abraxas Petroleum Corp.*	170	258
Antero Resources Corp.*	442	12,509
Carrizo Oil & Gas, Inc.*	93	3,289
Cheniere Energy Partners LP Holdings	369	7,188
Evolution Petroleum Corp.	53	294
Laredo Petroleum, Inc.*	341	4,153
Oasis Petroleum, Inc.*	288	2,791
Rice Energy, Inc.*	218	3,774

		34,256
Personal Products – 0.2%
USANA Health Sciences, Inc.*	57	6,751
Pharmaceuticals – 1.8%
Depomed, Inc.*	1,412	24,541
Lannett Co., Inc.*	847	16,245
Phibro Animal Health Corp. - Class A	428	8,877

		49,663

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 9

Janus Small Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2016

	Shares	Value
Common Stocks – (continued)
Professional Services – 1.7%
Exponent, Inc.	287	$ 14,304
GP Strategies Corp.*	187	4,365
RPX Corp.*	575	6,371
WageWorks, Inc.*	401	21,598

		46,638
Real Estate Investment Trusts (REITs) – 1.1%
Altisource Residential Corp.	265	3,079
American Capital Mortgage Investment Corp.	224	3,322
Apollo Commercial Real Estate Finance, Inc.	324	5,161
Colony Capital, Inc. - Class A	532	9,406
NexPoint Residential Trust, Inc.	101	1,420
Orchid Island Capital, Inc.	102	987
PennyMac Mortgage Investment Trust	347	4,716
Western Asset Mortgage Capital Corp.	206	2,054
ZAIS Financial Corp.	38	553

		30,698
Real Estate Management & Development – 0.3%
Altisource Portfolio Solutions SA*	90	2,816
Marcus & Millichap, Inc.*	173	4,339

		7,155
Road & Rail – 2.9%
AMERCO	220	77,440
Semiconductors & Semiconductor Equipment – 1.5%
Ambarella, Inc.*	674	27,701
Lattice Semiconductor Corp.*	2,480	13,814

		41,515
Software – 4.6%
Fleetmatics Group PLC*	813	29,471
Globant SA*	716	25,411
Paycom Software, Inc.*	1,243	47,495
Qualys, Inc.*	724	18,230
Zix Corp.*	1,167	4,353

		124,960
Specialty Retail – 4.1%
Boot Barn Holdings, Inc.*	229	1,878
DSW, Inc. - Class A	691	16,978
Five Below, Inc.*	475	19,807
Francesca’s Holdings Corp.*	363	6,026
Hibbett Sports, Inc.*	198	7,148
Lumber Liquidators Holdings, Inc.*	236	3,519
Mattress Firm Holding Corp.*	307	11,979
Monro Muffler Brake, Inc.	280	19,381
Outerwall, Inc.	144	5,949
Sportsman’s Warehouse Holdings, Inc.*	365	4,154
Vitamin Shoppe, Inc.*	224	6,131
Winmark Corp.	36	3,427
Zumiez, Inc.*	232	3,893

		110,270
Textiles, Apparel & Luxury Goods – 1.9%
Fossil Group, Inc.*	420	17,010
G-III Apparel Group Ltd.*	398	18,010
Tumi Holdings, Inc.*	587	15,661

		50,681
Thrifts & Mortgage Finance – 0.6%
BofI Holding, Inc.*	294	5,989
Essent Group Ltd.*	432	8,821

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10 ½ APRIL 30, 2016

Janus Small Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2016

	Shares	Value
Common Stocks – (continued)
Thrifts & Mortgage Finance – (continued)
PennyMac Financial Services, Inc. - Class A*	103	$ 1,312

		16,122
Total Common Stocks (cost $2,589,248)		2,707,422
Investment Companies – 0.1%
State Street Institutional U.S. Government Money Market Fund (cost $1,855)	1,855	1,855
Total Investments (total cost $2,591,103) – 100.0%		2,709,277
Liabilities, net of Cash, Receivables, and Other Assets (0.0)%		(1,031)
Net Assets – 100%		$2,708,246

Summary of Investments by Country - (unaudited)

Country	Value	% of Investment Securities
United States	$2,620,627	96.7%
Ireland	29,471	1.1
Luxembourg	28,227	1.0
Switzerland	23,760	0.9
Netherlands	4,113	0.2
Virgin Islands (British)	3,079	0.1

Total	$2,709,277	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 11

Janus Small Cap Growth Alpha ETF

Notes to Schedule of Investments and Other Information (unaudited)

LP	Limited Partnership

PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of April 30, 2016. See Notes to Financial Statements for more information.

Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$2,707,422	$—	$—
Investment Companies	—	1,855	—

Total Assets	$2,707,422	$1,855	$—

12 ½ APRIL 30, 2016

Janus Small Cap Growth Alpha ETF

Statement of Assets and Liabilities (unaudited)

April 30, 2016

Assets:
Investments, at cost	$2,591,103
Investments, at value	$2,709,277
Receivables:
Dividends	81
Total Assets	2,709,358
Liabilities:
Payables:
Management fees	1,112
Total Liabilities	1,112
Net Assets	$2,708,246
Net Assets Consists of:
Capital (par value and paid-in surplus)	$2,510,622
Accumulated net investment income/(loss)	(274)
Undistributed net realized gain/(loss) from investments	79,724
Unrealized net appreciation/(depreciation) on investments	118,174
Total Net Assets	$2,708,246
Net Assets	$2,708,246
Shares outstanding, $0.001 Par Value (unlimited shares authorized)	102,000
Net Asset Value Per Share	$26.55

See Notes to Financial Statements.

Janus Detroit Street Trust ½ 13

Janus Small Cap Growth Alpha ETF

Statement of Operations (unaudited)

For the period ended April 30, 2016(1)

Investment Income:
Dividends	$2,752
Interest	2
Foreign Taxes Withheld	(10)
Total Investment Income	2,744
Expenses:
Management fees	2,387
Total Expenses	2,387
Net Investment Income/(Loss)	357
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$79,724
Total Net Realized Gain/(Loss) on Investments	$79,724
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations	$118,174
Total Change in Unrealized Net Appreciation/Depreciation	118,174
Net Increase/(Decrease) in Net Assets Resulting from Operations	$198,255

(1)	Period from February 23, 2016 (inception date) through April 30, 2016.

See Notes to Financial Statements.

14 ½ APRIL 30, 2016

Janus Small Cap Growth Alpha ETF

Statement of Changes in Net Assets (unaudited)

Period Ended April 30, 2016(1)
Operations:
Net investment income/(loss)	$357
Net realized gain/(loss) on investments	79,724
Change in unrealized net appreciation/depreciation	118,174
Net Increase/(Decrease) in Net Assets Resulting from Operations	198,255
Dividends and Distributions to Shareholders:
Dividends from Net Investment Income	(631)
Capital Share Transactions	2,510,622
Net Increase/(Decrease) in Net Assets	2,708,246
Net Assets:
Beginning of period	—
End of period	$2,708,246

Undistributed Net Investment Income/(Loss)	$(274)

(1)	Period from February 23, 2016 (inception date) through April 30, 2016.

See Notes to Financial Statements.

Janus Detroit Street Trust ½ 15

Janus Small Cap Growth Alpha ETF

Financial Highlights (unaudited)

For a share outstanding during the period ended April 30	2016(1)
Net Asset Value, Beginning of Period	$24.83
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.00(3)
Net realized and unrealized gain/(loss)	1.73
Total from Investment Operations	1.73
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)
Distributions (from capital gains)	—
Total Dividends and Distributions	(0.01)
Net Asset Value, End of Period	$26.55
Total Return*	6.95%
Net Assets, End of period (in thousands)	$2,708
Average Net Assets for the Period (in thousands)	$2,608
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.50%
Ratio of Net Investment Income/(Loss)	0.07%
Portfolio Turnover Rate	64%

*	Total return not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from February 23, 2016 (inception date) through April 30, 2016.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
(3)	Less than $0.005 on a per share basis.

See Notes to Financial Statements.

16 ½ APRIL 30, 2016

Janus Small Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Small Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The financial statements include information for the period from February 23, 2016 (inception date) through April 30, 2016. The Trust offers two Funds which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund invests primarily in equity securities. The Fund is classified as diversified, as defined in the 1940 Act.

Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” (50,000 or more shares per Creation Unit) through certain participants, known as “Authorized Participants.” The Fund will issue or redeem Creation Units in exchange for portfolio securities included in the Fund’s Underlying Index and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on the NASDAQ, and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s net asset value. As a result, you may pay more than net asset value (at a premium) when you purchase shares, and receive less than net asset value (at a discount) when you sell shares, in the secondary market.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market

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Janus Small Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2016 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations

18 ½ APRIL 30, 2016

Janus Small Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income quarterly. Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in

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Janus Small Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. One or more countries may abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

3. Investment Advisory Agreements and Other Transactions with Affiliates

Under its unitary fee structure, the Fund pays Janus Capital Management LLC (“Janus Capital” or “Janus”) a “Management Fee” in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. Janus Capital’s fee structure is designed to pay substantially all of the Fund’s expenses. However, the Fund bears other expenses which are not covered under the Management Fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s Management Fee is calculated daily and paid monthly. The Fund’s contractual Management Fee rate (expressed as an annual rate) is 0.50% of the Fund’s average daily net assets.

State Street Bank and Trust Company (“State Street”) provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit, tax, and reporting obligations, pursuant to an Agreement with Janus Capital, on behalf of each Fund. As compensation for such services, Janus Capital pays State Street a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. Janus Capital serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. Janus Capital does not receive any additional compensation, beyond the unitary fee, for serving as administrator. State Street also serves as transfer agent for the shares of the Fund.

The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay ALPS Distributors, Inc. (the “Distributor”) or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges.

20 ½ APRIL 30, 2016

Janus Small Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

As of April 30, 2016, Janus Capital owned 2,000 shares or 1.96% of the Fund.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2016 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference(s) between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$2,591,368	$191,207	$(73,298)	$117,909

5. Capital Share Transactions

	Period ended April 30, 2016(1)
	Shares	Amount
Shares sold	152,000	$3,810,889
Shares repurchased	(50,000)	(1,300,267)
Net Increase/(Decrease)	102,000	$2,510,622

(1)	Period from February 23, 2016 (inception date) through April 30, 2016.

6. Purchases and Sales of Investment Securities

For the period ended April 30, 2016, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$4,218,513	$1,708,988	$—	$—

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to April 30, 2016 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Janus Small Cap Growth Alpha ETF

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janus.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of such fiscal quarter. The Fund’s Form N-Q: (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus at 1-800-525-0020 (toll free).

Licensing Agreements

Janus Index & Calculation Services LLC (“Janus Index Services”) is the Index Provider for the Underlying Index. Janus Capital has entered into a license agreement with Janus Index Services to use the Underlying Index. Janus Index Services is affiliated with the Fund and Janus Capital. This affiliation may create potential conflicts for Janus Index Services as it may have an interest in the performance of the Fund, which could motivate it to alter the Underlying Index methodology for the Underlying Index. Janus Index Services has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts.

Janus Index Services is the licensor of certain trademarks, service marks, and trade names. Neither Janus Index Services nor any of its affiliates make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. The Underlying Index is determined, composed, and calculated by Janus Index Services without regard to Janus Capital or the Fund. Janus Index Services has no obligation to take the needs of Janus Capital or the owners of the Fund into consideration in determining, composing, or calculating the Underlying Index. Janus Index Services is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash.

ALTHOUGH JANUS INDEX SERVICES SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE UNDERLYING INDEX FROM SOURCES WHICH IT CONSIDERS RELIABLE, IT DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE UNDERLYING INDEX OR DATA. JANUS INDEX SERVICES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JANUS CAPITAL, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO JANUS CAPITAL FOR ANY OTHER USE. JANUS INDEX SERVICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL IT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Janus Capital does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Janus Capital shall have no liability for any errors, omissions or interruptions therein. Janus Capital makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. Janus Capital makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Janus Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

22 ½ APRIL 30, 2016

Janus Small Cap Growth Alpha ETF

Board Considerations Regarding Approval of Investment Advisory Agreements (unaudited)

APPROVAL OF ADVISORY AGREEMENT DURING THE PERIOD FOR JANUS SMALL CAP GROWTH ALPHA ETF AND JANUS SMALL/MID CAP GROWTH ALPHA ETF

The Trustees of Janus Detroit Street Trust (the “Trust”), the majority of whom serve as “independent” Trustees (the “Independent Trustees”) met on February 3, 2016 to consider the proposed investment management agreement (the “Investment Management Agreement”) for Janus Small Cap Growth Alpha ETF and Janus Small/Mid Cap Growth Alpha ETF (each a “New Fund” and collectively, the “New Funds”). In the course of their consideration of the Investment Management Agreement, the Trustees met in executive session and were advised by their independent counsel. In this regard, the Board, including the Independent Trustees, evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements. In considering approval of the Investment Management Agreement, the Board, including the Independent Trustees, reviewed the Board Materials and other information from counsel and from Janus Capital Management LLC, the investment adviser (the “Adviser”), including: (i) a copy of the form of Investment Management Agreement, with respect to the Adviser’s management of the assets of each New Fund; (ii) information describing the nature, quality and extent of the services that the Adviser will provide to the New Fund, and the fees the Adviser will charge to the New Funds; (iii) information concerning the Adviser’s financial condition, business, operations, portfolio management teams and compliance programs; (iv) information describing each New Fund’s anticipated advisory fee and operating expenses; (v) a copy of the Adviser’s current Form ADV; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information comparing the advisory fees and expenses of the New Funds to those from fund complexes that were defined as competitors.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: the nature, extent and quality of the services to be provided to each New Fund by the Adviser; the Advisers’ personnel and operations; each New Fund’s proposed expense level; the anticipated profitability to the Adviser under the Investment Management Agreement at certain asset levels; any “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on each New Fund’s expenses; and possible conflicts of interest.

The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the New Funds. They recognized that an affiliate of the Adviser would separately serve the New Funds as index provider. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by the New Funds therefor, the New Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the success of the New Funds could attract other business to the Adviser or other Janus funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the New Funds.

The Board, including the Independent Trustees, considered the following in respect of each New Fund:

The nature, extent and quality of services to be provided by the Advisers; personnel and operations of the Adviser.

The Board reviewed the services that the Adviser would provide to each New Fund. In connection with the investment advisory services to be provided by the Adviser, the Board noted the responsibilities that the Adviser would have as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each New Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with the New Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each New Fund; the management of the day-to-day investment and reinvestment of the assets of each New Fund; determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of New Fund shares conducted on a cash-in-lieu basis; the responsibility for daily monitoring of tracking error and quarterly reporting to the Board; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the New Funds.

The Board reviewed the Adviser’s experience, resources and strengths in managing other pooled investment vehicles, including the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each New Fund was likely to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on their experience, personnel, operations and resources.

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Janus Small Cap Growth Alpha ETF

Board Considerations Regarding Approval of Investment Advisory Agreements (unaudited)

Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Advisers from the relationship with the New Funds’; “fall-out” benefits.

The Board then compared both the services to be rendered and the proposed fees to be paid under other contracts of the Adviser, and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board compared each New Fund’s proposed advisory fee and projected expense ratio to other investment companies considered to be in that New Fund’s peer group. With regard to each New Fund, the Board noted the following:

The Board noted that the Adviser was recommending a unitary fee that was lower than each New Fund’s respective peer group median total expense ratio.

The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to each New Fund, including operational costs. In addition, the Board discussed the entrepreneurial risk undertaken by the Adviser in creating the Trust. After comparing each New Fund’s proposed fees with those of other funds in the New Fund’s peer group, and in light of the nature, extent and quality of services proposed to be provided by the Adviser and the costs expected to be incurred by the Adviser in rendering those services, the Board concluded that the level of fees proposed to be paid to the Adviser with respect to the New Funds were fair and reasonable.

The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the New Funds, but that such benefits are not easily quantifiable.

The extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale.

The Board next discussed potential economies of scale. Since the Trust is newly formed, the Trust and the New Funds had not commenced operations, and the eventual aggregate amount of assets was uncertain, the Adviser was not able to provide the Board New Fund specific information concerning the extent to which economies of scale would be realized as each New Fund grows and whether fee levels would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels.

Investment performance of the Funds and the Adviser.

Because each New Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of the New Fund or the Adviser. The Board noted that it had received performance information of comparable operational New Funds tracking similar underlying indices.

Conclusion.

No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed advisory fee rate and projected total expense ratio are reasonable in relation to the services to be provided by the Adviser to each New Fund, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The Board also found the proposed advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar actual or anticipated size. As a result, the Board concluded that the initial approval of the Investment Management Agreement was in the best interests of each New Fund.

After full consideration of the above factors, as well as other factors, the Trustees, including all of the independent Trustees voting separately, determined to approve the investment advisory agreement for each New Fund.

24 ½ APRIL 30, 2016

Janus Small Cap Growth Alpha ETF

Notes

Janus Detroit Street Trust ½ 25

125-24-93061 04-16

Please consider the charges, risks, expenses, and investment objectives carefully before investing. For a prospectus containing this and other information, please call 877.33JANUS (52687) or download the file from janus.com/ETFs. Read it carefully before you invest or send money.

C-0516-1982

JNS172

SEMIANNUAL REPORT

April 30, 2016

Janus Small/Mid Cap Growth Alpha ETF

Janus Detroit Street Trust

Janus Small/Mid Cap Growth Alpha ETF (unaudited)

INVESTMENT OBJECTIVE

Janus Small/Mid Cap Growth Alpha ETF seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Small/Mid Cap Growth Alpha Index. It pursues its investment objective by using a passive index-based approach, normally investing at least 80% of its net assets in securities that comprise its underlying index.

Janus Small/Mid Cap Growth Alpha ETF began investment operations on February 23, 2016. The information provided for Janus Small/Mid Cap Growth Alpha ETF reflects investment activity for the period February 23, 2016 to April 30, 2016.

Janus Detroit Street Trust ½ 1

Janus Small/Mid Cap Growth Alpha ETF (unaudited)

Fund At A Glance

April 30, 2016

5 Largest Equity Holdings – (% of Net Assets)
Baxalta, Inc.
Biotechnology	3.1%
Westlake Chemical Corp.
Chemicals	2.3%
AMERCO
Road & Rail	2.1%
Gartner, Inc.
IT Services	2.0%
Middleby Corp.
Machinery	1.9%

11.4%

Sector Allocation – (% of Net Assets)
Consumer, Non-cyclical	24.6%
Industrial	18.7%
Technology	18.5%
Consumer, Cyclical	14.2%
Financial	11.0%
Communications	6.8%
Basic Materials	3.9%
Energy	2.2%
Investment Companies	0.1%

100.0%

2 ½ APRIL 30, 2016

Janus Small/Mid Cap Growth Alpha ETF (unaudited)

Performance

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Cumulative Total Return for the period ended April 30, 2016
Since Fund Inception
Janus Small/Mid Cap Growth Alpha ETF – NAV*	10.31%
Janus Small/Mid Cap Growth Alpha ETF – Market Price*	10.31%
Janus Small/Mid Cap Growth Alpha Index*	10.40%
Russell 2500TM Growth Index	10.96%

The estimated annual gross expense ratio per the prospectus dated February 22, 2016 is 0.50%.

*	The Fund’s inception date is February 23, 2016. The inception date of Janus Small/Mid Cap Growth Alpha Index is December 31, 2015.

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 877.33JANUS (52687) or visit janus.com/ETFs.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.

There are risks involved with investing, including possible loss of principal. Performance depends upon the investment performance of the underlying index in which it invests. Smaller capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid than larger capitalization companies.

There is no assurance that the rules-based proprietary index methodology will select securities that individually, or in the aggregate, outperform the broader small-capitalization universes.

The ETF is new and has less than one year of operating history.

Janus Small/Mid Cap Growth Alpha Index (JSMDID) seeks to select companies that are poised for Smart GrowthTM, and is intended to deliver risk-adjusted outperformance relative to a market cap weighted universe of small and medium capitalization growth stocks. The Index replicates a portfolio consisting of stocks selected from an associated index of the Solactive Small/Mid Cap Index. The stocks in the associated index are the “Eligible Universe” for the Index. The percentage weight of each stock within each Index is determined on a quarterly basis in accordance with the Index Methodology document which can be downloaded from janus.com/etfs.

Russell 2500TM Growth Index measures the performance of those Russell 2500TM companies with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in an index. Index performance does not reflect fund performance.

Janus Detroit Street Trust ½ 3

Janus Small/Mid Cap Growth Alpha ETF (unaudited)

Performance

Returns include reinvestment of dividends and capital gains.

The index provider is Janus Index and Calculation Services LLC (“Janus Index”). Janus Index maintains the indices and calculates the index levels and performance shown or discussed, but does not manage actual assets. Janus index receives compensation in connection with licensing its indices to third parties including the provision of any related data.

Janus Capital Management LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus. Holdings are subject to change.

4 ½ APRIL 30, 2016

Janus Small/Mid Cap Growth Alpha ETF (unaudited)

Disclosure of Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Actual			Hypothetical (5% return before expenses)
Beginning Account Value (2/23/16)	Ending Account Value (4/30/16)	Expenses Paid During Period (2/23/16 - 4/30/16)*	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period (11/1/15 - 4/30/16)†	Net Annualized Expense Ratio (2/23/16 - 4/30/16)
$1,000.00	$1,103.10	$0.98	$1,000.00	$1,022.38	$2.51	0.50%

*	Actual Expenses Paid During Period reflects only the inception period for the Fund (February 23, 2016 to April 30, 2016) and is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 68/366 (to reflect the period). Therefore, actual expenses shown are lower than would be expected for a six-month period.

†	Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Janus Detroit Street Trust ½ 5

Janus Small/Mid Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2016

	Shares	Value
Common Stocks – 99.9%
Aerospace & Defense – 2.7%
Astronics Corp.*	217	$8,018
HEICO Corp.	489	29,981
Hexcel Corp.	797	36,080

		74,079
Air Freight & Logistics – 0.6%
Echo Global Logistics, Inc.*	257	6,006
Forward Air Corp.	261	11,896

		17,902
Airlines – 1.7%
Spirit Airlines, Inc.*	615	27,017
Virgin America, Inc.*	381	21,218

		48,235
Auto Components – 1.4%
Dorman Products, Inc.*	155	8,338
Fox Factory Holding Corp.*	165	2,856
Gentex Corp.	1,288	20,660
Gentherm, Inc.*	161	5,915
Horizon Global Corp.*	81	994
Strattec Security Corp.	16	846

		39,609
Beverages – 0.1%
Boston Beer Co., Inc. - Class A*	13	2,029
Biotechnology – 5.0%
Alder Biopharmaceuticals, Inc.*	273	7,248
Ardelyx, Inc.*	213	1,706
Baxalta, Inc.	2,049	85,956
BioSpecifics Technologies Corp.*	42	1,493
Enanta Pharmaceuticals, Inc.*	117	3,416
Insys Therapeutics, Inc.*	444	6,434
PDL BioPharma, Inc.	1,013	3,819
United Therapeutics Corp.*	279	29,351

		139,423
Building Products – 2.3%
Allegion PLC	819	53,604
CSW Industrials, Inc.*	133	4,330
Patrick Industries, Inc.*	132	6,052

		63,986
Capital Markets – 1.6%
Artisan Partners Asset Management, Inc. - Class A	118	3,813
Cohen & Steers, Inc.	137	5,380
Diamond Hill Investment Group, Inc.	10	1,753
Evercore Partners, Inc. - Class A	109	5,629
Financial Engines, Inc.	155	4,992
HFF, Inc. - Class A	114	3,629
Houlihan Lokey, Inc.	37	933
Ladenburg Thalmann Financial Services, Inc.*	550	1,474
Virtu Financial, Inc. - Class A	114	2,377
Virtus Investment Partners, Inc.	25	1,955
Waddell & Reed Financial, Inc. - Class A	265	5,390
Westwood Holdings Group, Inc.	26	1,496
WisdomTree Investments, Inc.	410	4,465

		43,286
Chemicals – 3.9%
Balchem Corp.	303	18,592
Flotek Industries, Inc.*	516	4,876
Innospec, Inc.	230	11,123
Quaker Chemical Corp.	126	11,222

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6 ½ APRIL 30, 2016

Janus Small/Mid Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2016

	Shares	Value
Common Stocks – (continued)
Chemicals – (continued)
Westlake Chemical Corp.	1,253	$ 62,888

		108,701
Commercial Banks – 3.8%
Bank of the Ozarks, Inc.	271	11,192
Eagle Bancorp, Inc.*	100	5,070
First Foundation, Inc.*	48	1,082
First NBC Bank Holding Co.*	57	1,239
Home BancShares, Inc.	210	9,028
Prosperity Bancshares, Inc.	213	11,240
ServisFirst Bancshares, Inc.	78	3,844
Signature Bank*	152	20,950
South State Corp.	73	5,109
Stonegate Bank	38	1,197
SVB Financial Group*	154	16,059
Texas Capital Bancshares, Inc.*	138	6,323
Triumph Bancorp, Inc.*	55	874
Western Alliance Bancorp*	310	11,340

		104,547
Communications Equipment – 2.2%
Alliance Fiber Optic Products, Inc.*	132	2,445
Arista Networks, Inc.*	519	34,576
Clearfield, Inc.*	104	1,930
Ubiquiti Networks, Inc.	630	22,440

		61,391
Computers & Peripherals – 0.8%
Cray, Inc.*	310	11,740
Super Micro Computer, Inc.*	363	9,768

		21,508
Construction & Engineering – 0.2%
Argan, Inc.	127	4,341
NV5 Global, Inc.*	69	1,713

		6,054
Consumer Finance – 0.6%
Credit Acceptance Corp.*	61	11,973
Enova International, Inc.*	100	881
PRA Group, Inc.*	145	4,811

		17,665
Distributors – 1.6%
LKQ Corp.*	1,363	43,684
Diversified Consumer Services – 0.6%
American Public Education, Inc.*	73	1,691
Grand Canyon Education, Inc.*	207	9,052
LifeLock, Inc.*	408	4,749

		15,492
Diversified Financial Services – 0.5%
MarketAxess Holdings, Inc.	112	13,749
Electrical Equipment – 0.8%
Allied Motion Technologies, Inc.	79	1,702
Generac Holdings, Inc.*	575	21,919

		23,621
Electronic Equipment & Instruments – 5.6%
Cognex Corp.	645	22,917
FEI Co.	313	27,863
Fitbit, Inc. - Class A*	449	8,194
IPG Photonics Corp.*	401	34,755
Kimball Electronics, Inc.*	220	2,407

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 7

Janus Small/Mid Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2016

	Shares	Value
Common Stocks – (continued)
Electronic Equipment & Instruments – (continued)
Littelfuse, Inc.	170	$ 19,802
Mesa Laboratories, Inc.	28	2,822
Methode Electronics, Inc.	289	8,592
OSI Systems, Inc.*	150	7,633
Universal Display Corp.*	356	20,758

		155,743
Energy Equipment & Services – 0.5%
C&J Energy Services Ltd.*	127	184
Dril-Quip, Inc.*	40	2,593
Frank’s International NV	163	2,714
Oceaneering International, Inc.	104	3,811
RPC, Inc.	230	3,478
US Silica Holdings, Inc.	57	1,456

		14,236
Food & Staples Retailing – 0.3%
Natural Grocers by Vitamin Cottage, Inc.*	31	414
PriceSmart, Inc.	41	3,548
Sprouts Farmers Market, Inc.*	210	5,895

		9,857
Food Products – 0.9%
Amplify Snack Brands, Inc.*	102	1,572
Blue Buffalo Pet Products, Inc.*	269	6,660
Inventure Foods, Inc.*	27	193
Seaboard Corp.*	2	6,006
WhiteWave Foods Co.*	241	9,691

		24,122
Health Care Equipment & Supplies – 4.8%
ABIOMED, Inc.*	261	25,354
Align Technology, Inc.*	491	35,445
Anika Therapeutics, Inc.*	92	4,201
Atrion Corp.	12	4,768
Cantel Medical Corp.	257	17,216
Entellus Medical, Inc.*	116	1,687
Glaukos Corp.*	198	3,730
Globus Medical, Inc. - Class A*	440	11,018
Inogen, Inc.*	121	5,912
Neogen Corp.*	230	10,865
Penumbra, Inc.*	183	9,973
Vascular Solutions, Inc.*	106	3,705

		133,874
Health Care Providers & Services – 6.8%
AAC Holdings, Inc.*	138	2,841
Acadia Healthcare Co., Inc.*	513	32,417
Air Methods Corp.*	239	8,838
Centene Corp.*	750	46,470
Diplomat Pharmacy, Inc.*	397	12,025
HealthEquity, Inc.*	355	8,928
Mednax, Inc.*	578	41,206
Premier, Inc. - Class A*	279	9,433
Surgery Partners, Inc.*	297	4,838
Team Health Holdings, Inc.*	453	18,949
US Physical Therapy, Inc.	77	3,839

		189,784
Health Care Technology – 0.7%
Inovalon Holdings, Inc. - Class A*	304	5,198
Veeva Systems, Inc. - Class A*	503	13,838

		19,036

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8 ½ APRIL 30, 2016

Janus Small/Mid Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2016

	Shares	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 3.8%
Bojangles’, Inc.*	161	$ 2,838
Buffalo Wild Wings, Inc.*	83	11,094
Chuy’s Holdings, Inc.*	73	2,229
El Pollo Loco Holdings, Inc.*	171	2,256
Fiesta Restaurant Group, Inc.*	120	3,853
J Alexander’s Holdings, Inc.*	67	690
Nathan’s Famous, Inc.*	18	801
Panera Bread Co. - Class A*	103	22,092
Planet Fitness, Inc. - Class A*	163	2,504
Shake Shack, Inc. - Class A*	67	2,447
Texas Roadhouse, Inc.	312	12,705
Wingstop, Inc.*	127	3,167
Wynn Resorts, Ltd.	453	40,000

		106,676
Household Durables – 0.5%
GoPro, Inc. - Class A*	452	5,713
iRobot Corp.*	129	4,822
LGI Homes, Inc.*	89	2,493
Taylor Morrison Home Corp. - Class A*	142	2,045

		15,073
Insurance – 0.9%
AmTrust Financial Services, Inc.	527	13,096
Atlas Financial Holdings, Inc.*	35	615
Federated National Holding Co.	43	819
HCI Group, Inc.	32	959
Heritage Insurance Holdings, Inc.	92	1,223
National General Holdings Corp.	324	6,541
United Insurance Holdings Corp.	65	1,060
Universal Insurance Holdings, Inc.	106	1,867

		26,180
Internet Software & Services – 2.5%
j2 Global, Inc.	369	23,439
NIC, Inc.	499	8,837
Rackspace Hosting, Inc.*	1,001	22,893
RetailMeNot, Inc.*	377	3,178
Stamps.com, Inc.*	126	10,378

		68,725
IT Services – 8.2%
Blackhawk Network Holdings, Inc.*	415	13,334
Cardtronics, Inc.*	344	13,561
Datalink Corp.*	171	1,373
EPAM Systems, Inc.*	383	27,932
Gartner, Inc.*	626	54,568
Jack Henry & Associates, Inc.	599	48,537
Luxoft Holding, Inc.*	148	8,556
MAXIMUS, Inc.	493	26,080
Syntel, Inc.*	638	27,134
Virtusa Corp.*	226	8,032

		229,107
Leisure Equipment & Products – 1.6%
Malibu Boats, Inc. - Class A*	79	1,391
MCBC Holdings, Inc.*	84	1,127
Polaris Industries, Inc.	289	28,287
Vista Outdoor, Inc.*	271	13,003

		43,808
Life Sciences Tools & Services – 2.5%
PAREXEL International Corp.*	331	20,224
Quintiles Transnational Holdings, Inc.*	736	50,836

		71,060

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 9

Janus Small/Mid Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2016

	Shares	Value
Common Stocks – (continued)
Machinery – 2.9%
Greenbrier Cos., Inc.	245	$ 7,348
Hyster-Yale Materials Handling, Inc.	106	6,492
Middleby Corp.*	489	53,614
Proto Labs, Inc.*	224	13,402

		80,856
Media – 3.1%
AMC Networks, Inc. - Class A*	271	17,677
Cable One, Inc.	27	12,392
Crown Media Holdings, Inc. - Class A*	1,602	8,122
Gannett Co., Inc.	512	8,627
Scripps Networks Interactive, Inc. - Class A	422	26,312
Starz - Class A*	449	12,217
Tribune Publishing Co.	117	1,326

		86,673
Oil, Gas & Consumable Fuels – 1.6%
Abraxas Petroleum Corp.*	112	170
Carrizo Oil & Gas, Inc.*	61	2,158
Cheniere Energy Partners LP Holdings LLC	245	4,773
Continental Resources, Inc.*	394	14,680
Evolution Petroleum Corp.	35	194
Gulfport Energy Corp.*	114	3,568
Laredo Petroleum, Inc.*	226	2,753
Northern Oil and Gas, Inc.*	67	366
Oasis Petroleum, Inc.*	191	1,851
Rice Energy, Inc.*	144	2,493
SM Energy Co.	72	2,243
Southwestern Energy Co.*	412	5,533
Western Refining, Inc.	96	2,569

		43,351
Personal Products – 0.3%
Herbalife, Ltd.*	126	7,302
USANA Health Sciences, Inc.*	17	2,013

		9,315
Pharmaceuticals – 0.5%
Depomed, Inc.*	373	6,483
Lannett Co., Inc.*	226	4,335
Phibro Animal Health Corp. - Class A	114	2,364

		13,182
Professional Services – 0.9%
GP Strategies Corp.*	143	3,338
RPX Corp.*	441	4,886
WageWorks, Inc.*	307	16,535

		24,759
Real Estate Investment Trusts (REITs) – 1.5%
Altisource Residential Corp.	169	1,964
American Capital Mortgage Investment Corp.	143	2,121
Apollo Commercial Real Estate Finance, Inc.	202	3,218
Colony Capital, Inc. - Class A	335	5,923
New Residential Investment Corp.	701	8,482
NexPoint Residential Trust, Inc.	64	900
Orchid Island Capital, Inc.	65	629
PennyMac Mortgage Investment Trust	222	3,017
Starwood Property Trust, Inc.	725	14,036
Western Asset Mortgage Capital Corp.	126	1,256
ZAIS Financial Corp.	24	349

		41,895
Real Estate Management & Development – 0.7%
Altisource Portfolio Solutions SA*	57	1,783
Jones Lang LaSalle, Inc.	134	15,433

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10 ½ APRIL 30, 2016

Janus Small/Mid Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2016

	Shares	Value
Common Stocks – (continued)
Real Estate Management & Development – (continued)
Marcus & Millichap, Inc.*	112	$ 2,809

		20,025
Road & Rail – 3.8%
AMERCO	168	59,136
Old Dominion Freight Line, Inc.*	716	47,292

		106,428
Semiconductors & Semiconductor Equipment – 1.1%
Ambarella, Inc.*	244	10,028
Synaptics, Inc.*	278	19,891

		29,919
Software – 8.4%
FactSet Research Systems, Inc.	124	18,693
Fleetmatics Group PLC*	294	10,658
Globant SA*	259	9,192
Manhattan Associates, Inc.*	555	33,600
Paycom Software, Inc.*	449	17,156
Qualys, Inc.*	261	6,572
Tyler Technologies, Inc.*	277	40,556
Ultimate Software Group, Inc.*	219	43,053
VMware, Inc. - Class A*	940	53,495

		232,975
Specialty Retail – 2.3%
Dick’s Sporting Goods, Inc.	401	18,582
Five Below, Inc.*	242	10,091
Francesca’s Holdings Corp.*	186	3,088
GNC Holdings, Inc. - Class A	330	8,039
Hibbett Sports, Inc.*	101	3,646
Lumber Liquidators Holdings, Inc.*	120	1,789
Mattress Firm Holding Corp.*	157	6,126
Outerwall, Inc.	73	3,016
Sportsman’s Warehouse Holdings, Inc.*	187	2,128
Vitamin Shoppe, Inc.*	114	3,120
Winmark Corp.	18	1,714
Zumiez, Inc.*	119	1,997

		63,336
Textiles, Apparel & Luxury Goods – 0.9%
Fossil Group, Inc.*	214	8,667
G-III Apparel Group Ltd.*	202	9,140
Tumi Holdings, Inc.*	300	8,004

		25,811
Thrifts & Mortgage Finance – 0.4%
BofI Holding, Inc.*	189	3,850
Essent Group Ltd.*	277	5,656
PennyMac Financial Services, Inc. - Class A*	65	828

		10,334
Trading Companies & Distributors – 1.5%
Watsco, Inc.	304	40,879
Total Common Stocks (cost $2,631,220)		2,781,980
Investment Companies – 0.1%
State Street Institutional U.S. Government Money Market Fund (cost $2,402)	2,402	2,402
Total Investments (total cost $2,633,622) – 100.0%		2,784,382
Liabilities, net of Cash, Receivables, and Other Assets (0.0)%		(926)
Net Assets - 100%		$2,783,456

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 11

Janus Small/Mid Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2016

Summary of Investments by Country - (unaudited)

Country	Value	% of Investment Securities
United States	$2,695,911	96.8%
Ireland	64,262	2.3
Luxembourg	10,975	0.4
Switzerland	8,556	0.3
Netherlands	2,714	0.1
Virgin Islands (British)	1,964	0.1

Total	$2,784,382	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12 ½ APRIL 30, 2016

Janus Small/Mid Cap Growth Alpha ETF

Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company

LP	Limited Partnership

PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of April 30, 2016. See Notes to Financial Statements for more information.

Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$2,781,980	$—	$—
Investment Companies	—	2,402	—

Total Assets	$2,781,980	$2,402	$—

Janus Detroit Street Trust ½ 13

Janus Small/Mid Cap Growth Alpha ETF

Statement of Assets and Liabilities (unaudited)

April 30, 2016

Assets:
Investments, at cost	$2,633,622
Investments, at value	$2,784,382
Receivables:
Dividends	216
Total Assets	2,784,598
Liabilities:
Payables:
Management fees	1,142
Total Liabilities	1,142
Net Assets	$2,783,456
Net Assets Consists of:
Capital (par value and paid-in surplus)	$2,509,801
Undistributed net investment income/(loss)	290
Undistributed net realized gain/(loss) from investments	122,605
Unrealized net appreciation/(depreciation) on investments	150,760
Total Net Assets	$2,783,456
Net Assets	$2,783,456
Shares outstanding, $0.001 Par Value (unlimited shares authorized)	102,000
Net Asset Value Per Share	$27.29

See Notes to Financial Statements.

14 ½ APRIL 30, 2016

Janus Small/Mid Cap Growth Alpha ETF

Statement of Operations (unaudited)

For the period ended April 30, 2016(1)

Investment Income:
Dividends	$3,885
Interest	2
Foreign Taxes Withheld	(3)
Total Investment Income	3,884
Expenses:
Management fees	2,437
Total Expenses	2,437
Net Investment Income/(Loss)	1,447
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$122,605
Total Net Realized Gain/(Loss) on Investments	$122,605
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations	$150,760
Total Change in Unrealized Net Appreciation/Depreciation	150,760
Net Increase/(Decrease) in Net Assets Resulting from Operations	$274,812

(1)	Period from February 23, 2016 (inception date) through April 30, 2016.

See Notes to Financial Statements.

Janus Detroit Street Trust ½ 15

Janus Small/Mid Cap Growth Alpha ETF

Statement of Changes in Net Assets (unaudited)

Period Ended April 30, 2016(1)
Operations:
Net investment income/(loss)	$1,447
Net realized gain/(loss) on investments	122,605
Change in unrealized net appreciation/depreciation	150,760
Net Increase/(Decrease) in Net Assets Resulting from Operations	274,812
Dividends and Distributions to Shareholders:
Dividends from Net Investment Income	(1,157)
Capital Share Transactions	2,509,801
Net Increase/(Decrease) in Net Assets	2,783,456
Net Assets:
Beginning of period	—
End of period	$2,783,456

Undistributed Net Investment Income/(Loss)	$290

(1)	Period from February 23, 2016 (inception date) through April 30, 2016.

See Notes to Financial Statements.

16 ½ APRIL 30, 2016

Janus Small/Mid Cap Growth Alpha ETF

Financial Highlights (unaudited)

For a share outstanding during the period ended April 30	2016(1)
Net Asset Value, Beginning of Period	$24.75
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.01
Net realized and unrealized gain/(loss)	2.54
Total from Investment Operations	2.55
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)
Distributions (from capital gains)	—
Total Dividends and Distributions	(0.01)
Net Asset Value, End of Period	$27.29
Total Return*	10.31%
Net Assets, End of period (in thousands)	$2,783
Average Net Assets for the Period (in thousands)	$2,663
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.50%
Ratio of Net Investment Income/(Loss)	0.30%
Portfolio Turnover Rate	66%

*	Total return not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from February 23, 2016 (inception date) through April 30, 2016.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

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Janus Small/Mid Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Small/Mid Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The financial statements include information for the period from February 23, 2016 (inception date) through April 30, 2016. The Trust offers two Funds which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund invests primarily in equity securities. The Fund is classified as diversified, as defined in the 1940 Act.

Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” (50,000 or more shares per Creation Unit) through certain participants, known as “Authorized Participants.” The Fund will issue or redeem Creation Units in exchange for portfolio securities included in the Fund’s Underlying Index and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on the NASDAQ, and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s net asset value. As a result, you may pay more than net asset value (at a premium) when you purchase shares, and receive less than net asset value (at a discount) when you sell shares, in the secondary market.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market

18 ½ APRIL 30, 2016

Janus Small/Mid Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2016 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations

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Janus Small/Mid Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income quarterly. Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/ credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in

20 ½ APRIL 30, 2016

Janus Small/Mid Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. One or more countries may abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

3. Investment Advisory Agreements and Other Transactions with Affiliates

Under its unitary fee structure, the Fund pays Janus Capital Management LLC (“Janus Capital” or “Janus”) a “Management Fee” in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. Janus Capital’s fee structure is designed to pay substantially all of the Fund’s expenses. However, the Fund bears other expenses which are not covered under the Management Fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s Management Fee is calculated daily and paid monthly. The Fund’s contractual Management Fee rate (expressed as an annual rate) is 0.50% of the Fund’s average daily net assets.

State Street Bank and Trust Company (“State Street”) provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit, tax, and reporting obligations, pursuant to an Agreement with Janus Capital, on behalf of each Fund. As compensation for such services, Janus Capital pays State Street a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. Janus Capital serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. Janus Capital does not receive any additional compensation, beyond the unitary fee, for serving as administrator. State Street also serves as transfer agent for the shares of the Fund.

The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay ALPS Distributors, Inc. (the “Distributor”) or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges.

Janus Detroit Street Trust ½ 21

Janus Small/Mid Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

As of April 30, 2016, Janus Capital owned 2,000 shares or 1.96% of the Fund.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2016 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference(s) between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$2,633,696	$196,690	$(46,004)	$150,686

5. Capital Share Transactions

	Period ended April 30, 2016(1)
	Shares	Amount
Shares sold	152,000	$3,837,031
Shares repurchased	(50,000)	(1,327,230)
Net Increase/(Decrease)	102,000	$2,509,801

(1)	Period from February 23, 2016 (inception date) through April 30, 2016.

6. Purchases and Sales of Investment Securities

For the period ended April 30, 2016, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$4,286,278	$1,777,663	$—	$—

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to April 30, 2016 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

22 ½ APRIL 30, 2016

Janus Small/Mid Cap Growth Alpha ETF

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janus.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of such fiscal quarter. The Fund’s Form N-Q: (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus at 1-800-525-0020 (toll free).

Licensing Agreements

Janus Index & Calculation Services LLC (“Janus Index Services”) is the Index Provider for the Underlying Index. Janus Capital has entered into a license agreement with Janus Index Services to use the Underlying Index. Janus Index Services is affiliated with the Fund and Janus Capital. This affiliation may create potential conflicts for Janus Index Services as it may have an interest in the performance of the Fund, which could motivate it to alter the Underlying Index methodology for the Underlying Index. Janus Index Services has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts.

Janus Index Services is the licensor of certain trademarks, service marks, and trade names. Neither Janus Index Services nor any of its affiliates make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. The Underlying Index is determined, composed, and calculated by Janus Index Services without regard to Janus Capital or the Fund. Janus Index Services has no obligation to take the needs of Janus Capital or the owners of the Fund into consideration in determining, composing, or calculating the Underlying Index. Janus Index Services is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash.

ALTHOUGH JANUS INDEX SERVICES SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE UNDERLYING INDEX FROM SOURCES WHICH IT CONSIDERS RELIABLE, IT DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE UNDERLYING INDEX OR DATA. JANUS INDEX SERVICES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JANUS CAPITAL, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO JANUS CAPITAL FOR ANY OTHER USE. JANUS INDEX SERVICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL IT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Janus Capital does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Janus Capital shall have no liability for any errors, omissions or interruptions therein. Janus Capital makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. Janus Capital makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Janus Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

Janus Detroit Street Trust ½ 23

Janus Small/Mid Cap Growth Alpha ETF

Board Considerations Regarding Approval of Investment Advisory Agreements (unaudited)

APPROVAL OF ADVISORY AGREEMENT DURING THE PERIOD FOR JANUS SMALL CAP GROWTH ALPHA ETF AND JANUS SMALL/MID CAP GROWTH ALPHA ETF

The Trustees of Janus Detroit Street Trust (the “Trust”), the majority of whom serve as “independent” Trustees (the “Independent Trustees”) met on February 3, 2016 to consider the proposed investment management agreement (the “Investment Management Agreement”) for Janus Small Cap Growth Alpha ETF and Janus Small/Mid Cap Growth Alpha ETF (each a “New Fund” and collectively, the “New Funds”). In the course of their consideration of the Investment Management Agreement, the Trustees met in executive session and were advised by their independent counsel. In this regard, the Board, including the Independent Trustees, evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements. In considering approval of the Investment Management Agreement, the Board, including the Independent Trustees, reviewed the Board Materials and other information from counsel and from Janus Capital Management LLC, the investment adviser (the “Adviser”), including: (i) a copy of the form of Investment Management Agreement, with respect to the Adviser’s management of the assets of each New Fund; (ii) information describing the nature, quality and extent of the services that the Adviser will provide to the New Fund, and the fees the Adviser will charge to the New Funds; (iii) information concerning the Adviser’s financial condition, business, operations, portfolio management teams and compliance programs; (iv) information describing each New Fund’s anticipated advisory fee and operating expenses; (v) a copy of the Adviser’s current Form ADV; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information comparing the advisory fees and expenses of the New Funds to those from fund complexes that were defined as competitors.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: the nature, extent and quality of the services to be provided to each New Fund by the Adviser; the Advisers’ personnel and operations; each New Fund’s proposed expense level; the anticipated profitability to the Adviser under the Investment Management Agreement at certain asset levels; any “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on each New Fund’s expenses; and possible conflicts of interest.

The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the New Funds. They recognized that an affiliate of the Adviser would separately serve the New Funds as index provider. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by the New Funds therefor, the New Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the success of the New Funds could attract other business to the Adviser or other Janus funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the New Funds.

The Board, including the Independent Trustees, considered the following in respect of each New Fund:

The nature, extent and quality of services to be provided by the Advisers; personnel and operations of the Adviser.

The Board reviewed the services that the Adviser would provide to each New Fund. In connection with the investment advisory services to be provided by the Adviser, the Board noted the responsibilities that the Adviser would have as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each New Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with the New Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each New Fund; the management of the day-to-day investment and reinvestment of the assets of each New Fund; determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of New Fund shares conducted on a cash-in-lieu basis; the responsibility for daily monitoring of tracking error and quarterly reporting to the Board; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the New Funds.

The Board reviewed the Adviser’s experience, resources and strengths in managing other pooled investment vehicles, including the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each New Fund was likely to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on their experience, personnel, operations and resources.

24 ½ APRIL 30, 2016

Janus Small/Mid Cap Growth Alpha ETF

Board Considerations Regarding Approval of Investment Advisory Agreements (unaudited)

Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Advisers from the relationship with the New Funds’; “fall-out” benefits.

The Board then compared both the services to be rendered and the proposed fees to be paid under other contracts of the Adviser, and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board compared each New Fund’s proposed advisory fee and projected expense ratio to other investment companies considered to be in that New Fund’s peer group. With regard to each New Fund, the Board noted the following:

The Board noted that the Adviser was recommending a unitary fee that was lower than each New Fund’s respective peer group median total expense ratio.

The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to each New Fund, including operational costs. In addition, the Board discussed the entrepreneurial risk undertaken by the Adviser in creating the Trust. After comparing each New Fund’s proposed fees with those of other funds in the New Fund’s peer group, and in light of the nature, extent and quality of services proposed to be provided by the Adviser and the costs expected to be incurred by the Adviser in rendering those services, the Board concluded that the level of fees proposed to be paid to the Adviser with respect to the New Funds were fair and reasonable.

The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the New Funds, but that such benefits are not easily quantifiable.

The extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale.

The Board next discussed potential economies of scale. Since the Trust is newly formed, the Trust and the New Funds had not commenced operations, and the eventual aggregate amount of assets was uncertain, the Adviser was not able to provide the Board New Fund specific information concerning the extent to which economies of scale would be realized as each New Fund grows and whether fee levels would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels.

Investment performance of the Funds and the Adviser.

Because each New Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of the New Fund or the Adviser. The Board noted that it had received performance information of comparable operational New Funds tracking similar underlying indices.

Conclusion.

No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed advisory fee rate and projected total expense ratio are reasonable in relation to the services to be provided by the Adviser to each New Fund, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The Board also found the proposed advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar actual or anticipated size. As a result, the Board concluded that the initial approval of the Investment Management Agreement was in the best interests of each New Fund.

After full consideration of the above factors, as well as other factors, the Trustees, including all of the independent Trustees voting separately, determined to approve the investment advisory agreement for each New Fund.

Janus Detroit Street Trust ½ 25

Please consider the charges, risks, expenses, and investment objectives carefully before investing. For a prospectus containing this and other information, please call 877.33JANUS (52687) or download the file from janus.com/ETFs. Read it carefully before you invest or send money.

C-0516-1984

JNS171

125-24-93062 04-16

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is contained in the Reports to Shareholders included under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable because the Registrant has posted its Code of Ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

	(2)

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

	(3)	Not applicable to this Registrant.

(b)        A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JANUS DETROIT STREET TRUST

By:	/s/ Bruce Koepfgen
Bruce Koepfgen
President and Chief Executive Officer of Janus Detroit Street Trust (Principal Executive Officer)

Date:	June 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce Koepfgen
Bruce Koepfgen
President and Chief Executive Officer of Janus Detroit Street Trust (Principal Executive Officer)

Date:	June 29, 2016

By:	/s/ Jesper Nergaard
Jesper Nergaard
Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Detroit Street Trust (Principal Accounting Officer and Principal Financial Officer)

Date:	June 29, 2016